Non-Current Liabilities - Employee Benefits (Details) - Schedule of the Movement in Plan Assets	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of the Movement in Plan Assets [Abstract]
Balance at the beginning of the year	$ 109,591	$ 74,960	$ 208,375
Interest income	3,267	2,235	3,002
Contributions	10,204	6,980	21,432
Payments (withdrawal)			(120,412)
Return on plan assets (excluding interest)	1,225	838	6,432
Foreign exchanges differences	(3,875)	(2,651)	(9,238)
Balance at the end of the year	$ 120,412	$ 82,362	$ 109,591